The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Select Large-Cap Value Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 12, 2018 (Accession No. 0001193125-18-010024), which is incorporated herein by reference.